AB VARIABLE PRODUCTS SERIES FUND, INC.

-AB VPS Small Cap Growth Portfolio

-AB VPS International Value Portfolio

(each, a “Portfolio”, and together, the “Portfolios”)

Supplement dated January 30, 2019 to the Prospectuses and Summary Prospectuses dated May 1, 2018 for AB Variable Products Series Fund, Inc., offering Class A and Class B shares of AB VPS Small Cap Growth Portfolio and AB VPS International Value Portfolio.

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The following chart for each Portfolio replaces the chart under the heading “Portfolio Managers” in the summary section of the Prospectuses and the Summary Prospectuses for the following Portfolios and reflects the persons responsible for the day-to-day management of the Portfolio’s portfolio.

AB VPS Small Cap Growth Portfolio

Employee	Length of Service	Title
Bruce K. Aronow	Since 2000	Senior Vice President of the Adviser

Samantha S. Lau	Since 2005	Senior Vice President of the Adviser

Wen-Tse Tseng	Since 2006	Senior Vice President of the Adviser

AB VPS International Value Portfolio

Employee	Length of Service	Title
Tawhid Ali	Since 2016	Senior Vice President of the Adviser

Avi Lavi	Since 2012	Senior Vice President of the Adviser

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The following replaces certain information under the heading “Management of the Portfolios—Portfolio Managers” in the Prospectuses with respect to the Portfolios.

The day-to-day management of, and investment decisions for, each of the other Portfolios’ portfolios are made by certain Senior Investment Management Teams or Investment Teams. Each Senior Investment Management Team or Investment Team relies heavily on the fundamental analysis and research of the Adviser’s internal research staff. No one person is principally responsible for making recommendations for each Portfolio’s portfolio.

The following table lists the Senior Investment Management Teams or Investment Teams, as applicable, the persons within each Senior Investment Management Team or Investment Team with the most significant responsibility for the day-to-day management of the Portfolio’s portfolio, the length of time that each person has been jointly and primarily responsible for the Portfolio, and each person’s principal occupation during the past five years:

Portfolio and Responsible Group	Employee; Length of Service; Title	Principal Occupation During the Past Five (5) Years
AB VPS Small Cap Growth Portfolio Small Cap Growth Investment Team	Bruce K. Aronow; since 2000; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity to his current position since prior to 2014.

	Samantha S. Lau; since 2005; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which she has been associated in a substantially similar capacity to her current position since prior to 2014.

	Wen-Tse Tseng; since 2006; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity to his current position since prior to 2014.

AB VPS International Value Portfolio International Value Senior Investment Management Team	Tawhid Ali; since 2016; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity to his current position since prior to 2014.

	Avi Lavi; since 2012; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity to his current position since prior to 2014.

The Statement of Additional Information is revised, as applicable, to incorporate changes conforming to this Supplement.

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This Supplement should be read in conjunction with the Prospectuses and Summary Prospectuses for the Portfolios.

You should retain this Supplement with your Prospectus(es) and Summary Prospectus(es) for future reference.

The [A/B] Logo is a service mark of AllianceBernstein and AllianceBernstein® is a registered trademark used by permission of the owner, AllianceBernstein L.P.

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